Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Ordinary Class A [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Common Stock [Member] Ordinary Class A [Member]	Common Stock [Member] Ordinary Class B [Member]
Beginning Balance at Jun. 09, 2020	$ 0		$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Jun. 09, 2020					0	0
Issuance of Class B ordinary shares to Sponsor	25,000		23,562			$ 1,438
Issuance of Class B ordinary shares to Sponsor (in shares)						14,375,000
Accretion of Class A ordinary shares subject to possible redemption amount	(59,490,575)		(23,562)	(59,467,013)
Net income (loss)	(25,094,982)			(25,094,982)
Ending Balance at Dec. 31, 2020	(84,560,557)		0	(84,561,995)	$ 0	$ 1,438
Ending Balance (in shares) at Dec. 31, 2020					0	14,375,000
Accretion of Class A ordinary shares subject to possible redemption amount		$ (59,490,575)
Net income (loss)	6,777,102			6,777,102
Ending Balance at Dec. 31, 2021	$ (77,783,455)		$ 0	$ (77,784,893)	$ 0	$ 1,438
Ending Balance (in shares) at Dec. 31, 2021					0	14,375,000